Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions					9 Months Ended	12 Months Ended
	Jun. 24, 2021	Mar. 27, 2021	Mar. 09, 2021	Feb. 16, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Severance costs related to the restructuring			$ 3.6				$ 9.6
Performance deposit		$ 5.0
Escrow Agreement
Subsequent Event [Line Items]
Escrow Shares	1,200,000					1,200,000
Share price	$ 12.50					$ 12.50
Minimum amount endeavor to spend to promote any commerce initiatives	$ 5.6
Commercial Agreement
Subsequent Event [Line Items]
Minimum editorial promotion expense agreed to provide in each year					$ 1.0	$ 1.0
Minimum amount endeavor to spend to promote any commerce initiatives						$ 1.0
Impressions per year						200.0
Term of Commercial Agreement						3 years
Value of NBCU Base Shares						$ 400.0
Verizon Communications Inc
Subsequent Event [Line Items]
Number of shares issued in exchange for concurrent cash investment				12,544,803
Cash investment by an affiliate of Verizon				$ 35.0
HuffPost Acquisition
Subsequent Event [Line Items]
Percentage of interest acquired				100.00%
Number of shares issued in exchange for concurrent cash investment					12,544,803
Severance costs related to the restructuring			$ 3.6
HuffPost Acquisition | Commercial Agreement
Subsequent Event [Line Items]
Minimum editorial promotion expense agreed to provide in each year					$ 1.0
Term of Commercial Agreement					3 years
Value of NBCU Base Shares					$ 400.0
HuffPost Acquisition | Class C Common stock | Verizon Communications Inc
Subsequent Event [Line Items]
Number of shares issued				21,170,037
Number of shares issued in exchange for the acquisition				8,625,234
Complex Networks
Subsequent Event [Line Items]
Percentage of interest acquired		100.00%
Cash consideration		$ 200.0			$ 200.0
Shares of the post-merger company to be issued as consideration		10,000,000			10,000,000